Consolidated Balance Sheet - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash and cash equivalents	$ 12,501	$ 12,428
Trade and other receivables	5,169	4,594
Other financial assets	381	470
Inventories	5,828	5,220
Current tax assets	314	508
Other	145	131
Total current assets	24,338	23,351
Non-current assets
Trade and other receivables	170	148
Other financial assets	1,229	1,115
Inventories	1,211	1,403
Property, plant and equipment	71,629	71,818
Intangible assets	1,718	1,610
Investments accounted for using the equity method	1,662	1,620
Deferred tax assets	67	56
Other	338	175
Total non-current assets	78,024	77,945
Total assets	102,362	101,296
Current liabilities
Trade and other payables	6,719	6,296
Interest bearing liabilities	2,084	7,173
Other financial liabilities	512	402
Current tax payable	884	611
Provisions	4,007	4,514
Deferred income	90	47
Total current liabilities	14,296	19,043
Non-current liabilities
Trade and other payables	45	4
Interest bearing liabilities	18,634	15,172
Other financial liabilities	1,759	2,157
Non-current tax payable	40	68
Deferred tax liabilities	3,332	4,299
Provisions	15,088	11,973
Deferred income	48	50
Total non-current liabilities	38,946	33,723
Total liabilities	53,242	52,766
Net assets	49,120	48,530
EQUITY
Share capital	4,899	4,737
Treasury shares	(36)	(41)
Reserves	(15)	13
Retained earnings	39,963	39,787
Total equity attributable to BHP shareholders	44,811	44,496
Non-controlling interests	4,309	4,034
Total equity	$ 49,120	$ 48,530